CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Current assets:
Cash	$ 5,188,582	$ 11,101,822	$ 3,382,428
Accounts receivable, net of allowance for doubtful accounts of $4,070,000, $772,000, and $4,070,000, respectively	5,202,473	3,788,207	3,721,964
Notes receivable, current portion	281,631	273,964	176,205
Prepaid expenses and other	1,007,068	1,226,054	1,783,805
Inventory, net of reserves of $223,500, $192,000, and $225,900, respectively	1,434,515	1,248,264	467,101
Total current assets	13,114,269	17,638,311	9,531,503
Property and equipment, net of accumulated depreciation of $2,292,521, $2,092,221 and $2,486,779, respectively	1,881,028	1,860,247	318,201
Monitoring equipment, net of accumulated amortization of $1,251,551, $669,929 and $1,449,671, respectively	2,057,078	1,914,666	1,236,696
Note receivable, net of current portion			28,499
Intangible assets, net of accumulated amortization of $2,818,894, $789,996 and $3,389,500, respectively	25,934,994	26,743,626	15,413,920
Other assets	3,739,925	3,150,428	170,172
Goodwill	10,455,453	6,577,609
Total assets	57,182,747	57,884,887	26,698,991
Current liabilities:
Accounts payable	1,370,524	1,995,607	348,074
Accrued liabilities	2,876,658	2,413,557	2,180,791
Dividends payable			9,427
Deferred revenue			8,674
Current portion of long-term related-party debt	2,700,000		60,000
Current portion of long-term debt, net of discount of $375,370, zero and $9,529, respectively	4,917	1,906,040	88,095
Total current liabilities	6,952,099	6,315,204	2,695,061
Stock payable - related party	4,771,000	3,000,000
Stock payable - aquisitions	4,771,000	3,000,000
Long-term related-party debt, net of current portion		2,700,000
Long-term debt, net of current portion and discount of $93,750, zero and $375,000, respectively	27,640,886	25,868,361	40,588
Other long-term liabilities	88,840	85,275
Total liabilities	39,452,825	37,968,840	2,735,649
Stockholders' equity:
Preferred Stock: Series D 8% dividend, convertible, voting, $0.0001 par value: 85,000 shares designated; 468, 48,763 and zero shares outstanding, respectively (aggregate liquidation preference of $467,507)			1
Common stock, $0.0001 par value: 1,250,000,000 shares authorized; 10,093,078, 3,096,642 and 10,131,629 shares outstanding, respectively	1,013	1,009	981
Additional paid-in capital	296,020,137	295,564,391	290,546,075
Deferred compensation		(200,218)	(154,378)
Accumulated deficit	(277,392,396)	(275,177,181)	(266,429,337)
Accumulated other comprehensive loss	(898,832)	(271,954)
Total equity	17,729,922	19,916,047	23,963,342
Total liabilities and stockholders' equity	$ 57,182,747	$ 57,884,887	$ 26,698,991